Shareholders’ (Deficiency) Equity (Details) $ / shares in Units, $ in Thousands		1 Months Ended		12 Months Ended
	Jul. 06, 2021	Mar. 31, 2023 shares	Apr. 30, 2016 shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 $ / shares
Shareholders’ (Deficiency) Equity (Details) [Line Items]
Stock split ratio	0.905292
Number of vote entitled				1
Unrecognized compensation (in Dollars) | $				$ 14,396
Weighted average period				2 years 3 months 18 days
Weighted average exercise price (in Dollars per share) | $ / shares				$ 3.47	$ 8.08	$ 9.81
Fair value of options granted (in Dollars per share) | $ / shares				$ 1.87	$ 3.76	$ 4.45
Warrants to investors description				(i)As part of the 2018 SPA, the Company granted 9,053 Warrants to Ordinary shares to a public service foundation in Israel. The Warrants were exercised on July 15, 2021 into 9,053 Ordinary shares for no consideration. (ii)In July 2019, as part of the investment round of HekaBio K.K, the investors received 651,067 Warrants to Ordinary shares with an exercise price of $5.04 to be exercise within 4 years from grant date. During the year ended December 31, 2022, all 651,067 Warrants were exercised into 308,540 ordinary shares of the Company. (iii)Upon completion of the Merger, the 3,880,777 warrants convertible into Preferred A Shares of the Company were converted into an identical number of warrants convertible into ordinary shares of the Company until September 2024 at an exercise price of $3.87 (see also notes 2 n and 10 b).
Warrant exercised				9,984	1,556,817
Number of warrants issued		67,897	67,897	324	1,160,016
Warrants are outstanding				2,313,976
Ordinary shares of warrants exercised		67,897
Exercised grant period			7 years
Warrant [Member]
Shareholders’ (Deficiency) Equity (Details) [Line Items]
Ordinary shares issued					144,423
Share Option Plan [Member]
Shareholders’ (Deficiency) Equity (Details) [Line Items]
Ordinary shares				18,192,586
Option granted period				10 years
Ordinary shares future grant				13,280,296
Public Warrants [Member]
Shareholders’ (Deficiency) Equity (Details) [Line Items]
Ordinary shares of warrants exercised					144,423